4. LOANS RECEIVABLE - Age Analysis of Past Due Loans (Details 7) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Commercial real estate loans	$ 133,649	$ 120,557
Commercial non-real estate loans	30,685	34,032
Commercial-construction loans	8,593	7,357
Commercial-land	10,349	13,312
Residential-construction loans	5,112	9,478
Residential-real estate loans	409,693	413,500
Consumer-Mobile home loans	43,198	37,030
Consumer-other	45,171	41,110
Total Loans	686,450	676,376
30-89 Days Past Due
Commercial real estate loans	783	35
Commercial non-real estate loans	50	28
Commercial-construction loans	0	0
Commercial-land	0	314
Residential-construction loans	0	0
Residential-real estate loans	5,582	4,410
Consumer-Mobile home loans	1,073	1,292
Consumer-other	262	332
Total Loans	7,750	6,411
Greater than 90 days Past Due
Commercial real estate loans	0	810
Commercial non-real estate loans	0	2
Commercial-construction loans	0	0
Commercial-land	0	531
Residential-construction loans	0	0
Residential-real estate loans	1,678	4,249
Consumer-Mobile home loans	246	425
Consumer-other	206	343
Total Loans	2,130	6,360
Total Past Due
Commercial real estate loans	783	845
Commercial non-real estate loans	50	30
Commercial-construction loans	0	0
Commercial-land	0	845
Residential-construction loans	0	0
Residential-real estate loans	7,260	8,659
Consumer-Mobile home loans	1,319	1,717
Consumer-other	468	675
Total Loans	9,880	12,771
Current
Commercial real estate loans	132,866	119,712
Commercial non-real estate loans	30,635	34,002
Commercial-construction loans	8,593	7,357
Commercial-land	10,349	12,467
Residential-construction loans	5,112	9,478
Residential-real estate loans	402,433	404,841
Consumer-Mobile home loans	41,879	35,313
Consumer-other	44,703	40,435
Total Loans	676,570	663,605
Recorded Investment more than 90 days and Accruing
Commercial real estate loans	0	0
Commercial non-real estate loans	0	0
Commercial-construction loans	0	0
Commercial-land	0	0
Residential-construction loans	0	0
Residential-real estate loans	353	351
Consumer-Mobile home loans	0	0
Consumer-other	0	0
Total Loans	$ 353	$ 351